Income Taxes - Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	$ 25,475	$ 22,793	$ 18,887
Additions due to acquisition	(29,362)	389
Recognized in statement of income	9,045	5,140	1,252
Recognized in equity	1,909	877	1,640
Recognized in/ Reclassified from other comprehensive income	4,277	(2,846)	(841)
Foreign currency translation	(1,995)	(878)	1,855
Closing balance	9,349	25,475	22,793
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	45,145	39,821	33,056
Additions due to acquisition	2,326	390
Recognized in statement of income	5,402	5,348	2,154
Recognized in equity	1,909	877	1,640
Recognized in/ Reclassified from other comprehensive income	(67)	(148)	248
Foreign currency translation	(3,146)	(1,143)	2,723
Closing balance	51,569	45,145	39,821
Deferred tax assets [member] | Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	6,527	6,188	5,592
Additions due to acquisition	223	237
Recognized in statement of income	(95)	254	40
Foreign currency translation	(667)	(152)	556
Closing balance	5,988	6,527	6,188
Deferred tax assets [member] | Net operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	932	1,249	779
Additions due to acquisition	602
Recognized in statement of income	(760)	(294)	417
Foreign currency translation	(93)	(23)	53
Closing balance	681	932	1,249
Deferred tax assets [member] | Accruals deductible on actual payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	12,002	10,549	9,825
Additions due to acquisition	1,419	153
Recognized in statement of income	144	1,743	(120)
Recognized in/ Reclassified from other comprehensive income	(67)	(148)	248
Foreign currency translation	(1,016)	(295)	596
Closing balance	12,194	12,002	10,549
Deferred tax assets [member] | Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	24,930	21,036	16,101
Recognized in statement of income	6,756	3,678	1,861
Recognized in equity	1,909	877	1,640
Foreign currency translation	(1,315)	(661)	1,434
Closing balance	32,280	24,930	21,036
Deferred tax assets [member] | Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance		0	629
Recognized in statement of income			(654)
Foreign currency translation			25
Closing balance			0
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	754	799	130
Additions due to acquisition	82
Recognized in statement of income	(355)	(33)	610
Foreign currency translation	(55)	(12)	59
Closing balance	426	754	799
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	19,670	17,028	14,169
Additions due to acquisition	31,688	1
Recognized in statement of income	(3,643)	208	902
Recognized in/ Reclassified from other comprehensive income	(4,344)	2,698	1,089
Foreign currency translation	(1,151)	(265)	868
Closing balance	42,220	19,670	17,028
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	3,833	3,674	2,380
Recognized in statement of income	(784)	293	642
Foreign currency translation	(297)	(134)	652
Closing balance	2,752	3,833	3,674
Deferred tax liabilities [member] | Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	11,983	11,967	11,437
Additions due to acquisition	31,688	1
Recognized in statement of income	(2,713)	32	312
Foreign currency translation	(480)	(17)	218
Closing balance	40,478	11,983	11,967
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	3,854	1,387	352
Recognized in statement of income	(146)	(117)	(52)
Recognized in/ Reclassified from other comprehensive income	(4,344)	2,698	1,089
Foreign currency translation	(374)	(114)	(2)
Closing balance	$ (1,010)	$ 3,854	$ 1,387